UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21517

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
               (Exact name of registrant as specified in charter)

                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. SCOTT JARDINE
                           FIRST TRUST PORTFOLIOS L.P.
                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                        Date of fiscal year end: MAY 31

                   Date of reporting period: FEBRUARY 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
 COMMON STOCKS - 99.4%

              AEROSPACE & DEFENSE - 1.7%
      9,706   Ceradyne, Inc.* ................................     $     590,901
     30,427   Northrop Grumman Corp. .........................         1,950,371
                                                                   -------------
                                                                       2,541,272
                                                                   -------------
              AIRLINES - 0.4%
     10,350   British Airways PLC, Sponsored ADR* ............           593,987
                                                                   -------------
              AUTO COMPONENTS - 2.1%
     12,625   Keystone Automotive Industries, Inc.* ..........           558,025
     27,466   Magna International, Inc. ......................         2,044,020
     24,387   Tenneco Automotive Inc.* .......................           552,366
                                                                   -------------
                                                                       3,154,411
                                                                   -------------
              AUTOMOBILES - 1.7%
     35,467   DaimlerChrysler AG .............................         1,967,354
     11,178   Thor Industries, Inc. ..........................           527,602
                                                                   -------------
                                                                       2,494,956
                                                                   -------------
              BIOTECHNOLOGY - 1.4%
     43,099   Biogen Idec, Inc.* .............................         2,036,428
                                                                   -------------
              CAPITAL MARKETS - 2.0%
     16,473   Eaton Vance Corp. ..............................           464,209
     43,805   Knight Capital Group, Inc., Class A* ...........           551,505
     14,896   The Bear Stearns Companies, Inc. ...............         2,002,618
                                                                   -------------
                                                                       3,018,332
                                                                   -------------
              CHEMICALS - 2.4%
     22,578   A. Schulman, Inc. ..............................           529,003
     13,943   Albemarle Corp. ................................           591,880
      9,207   Ashland Inc. ...................................           600,941
     20,499   Potash Corp. of Saskatchewan, Inc. .............         1,962,779
                                                                   -------------
                                                                       3,684,603
                                                                   -------------
              COMMERCIAL SERVICES & SUPPLIES - 1.5%
     58,116   Allied Waste Industries, Inc.* .................           622,422
     15,853   Heidrick & Struggles International, Inc.* ......           586,561
      8,053   HNI Corp. ......................................           469,409
     34,863   Steelcase Inc., Class A ........................           592,671
                                                                   -------------
                                                                       2,271,063
                                                                   -------------
              COMMUNICATIONS EQUIPMENT - 4.1%
    130,603   3Com Corp.* ....................................           607,304
    146,415   Alcatel SA, Sponsored ADR* .....................         1,976,603
     21,325   Belden CDT Inc. ................................           549,759
     95,324   Cisco Systems, Inc.* ...........................         1,929,358
     32,042   Polycom, Inc.* .................................           622,256
    111,726   Sycamore Networks, Inc.* .......................           521,760
                                                                   -------------
                                                                       6,207,040
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
 COMMON STOCKS - CONTINUED

              COMPUTERS & PERIPHERALS - 3.9%
    127,199   McDATA Corp., Class A* .........................     $     562,220
     12,369   NCR Corp.* .....................................           495,873
     15,671   Palm, Inc.* ....................................           647,212
     68,619   Seagate Technology* ............................         1,823,207
    467,496   Sun Microsystems, Inc.* ........................         1,949,458
     20,349   Western Digital Corp.* .........................           452,765
                                                                   -------------
                                                                       5,930,735
                                                                   -------------
              CONSTRUCTION & ENGINEERING - 0.3%
      9,444   McDermott International, Inc.* .................           486,838
                                                                   -------------
              CONSTRUCTION MATERIALS - 0.6%
      8,790   Eagle Materials Inc. ...........................           475,803
      8,435   Florida Rock Industries, Inc. ..................           485,940
                                                                   -------------
                                                                         961,743
                                                                   -------------
              DIVERSIFIED CONSUMER SERVICES - 0.3%
     13,534   Education Management Corp.* ....................           508,878
                                                                   -------------
              DIVERSIFIED FINANCIAL SERVICES - 1.3%
     48,817   JPMorgan Chase & Company .......................         2,008,331
                                                                   -------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
    297,678   Qwest Communications International Inc.* .......         1,881,325
     57,842   Verizon Communications, Inc. ...................         1,949,275
                                                                   -------------
                                                                       3,830,600
                                                                   -------------
              ELECTRIC UTILITIES - 0.4%
     42,822   Sierra Pacific Resources Corp.* ................           609,785
                                                                   -------------
              ELECTRICAL EQUIPMENT - 2.7%
     13,649   Acuity Brands, Inc. ............................           538,999
     17,262   Baldor Electric Company ........................           556,700
     20,017   General Cable Corp.* ...........................           540,459
     13,483   Regal-Beloit Corp. .............................           542,556
     26,717   Rockwell Automation, Inc. ......................         1,821,298
                                                                   -------------
                                                                       4,000,012
                                                                   -------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
     37,583   AVX Corp. ......................................           622,374
     15,191   Benchmark Electronics, Inc.* ...................           535,027
     18,821   Brightpoint, Inc.* .............................           532,446
     22,912   Orbotech Ltd.* .................................           545,993
     27,646   Paxar Corp.* ...................................           530,250
    165,406   Solectron Corp.* ...............................           597,116
                                                                   -------------
                                                                       3,363,206
                                                                   -------------
              ENERGY EQUIPMENT & SERVICES - 0.7%
     10,282   Lone Star Technologies, Inc.* ..................           511,015
     10,870   Tidewater Inc. .................................           567,958
                                                                   -------------
                                                                       1,078,973
                                                                   -------------


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
 COMMON STOCKS - CONTINUED

              FOOD PRODUCTS - 1.7%
     63,702   Archer-Daniels-Midland Company .................     $   2,020,627
     23,000   The Hain Celestial Group, Inc.* ................           536,820
                                                                   -------------
                                                                       2,557,447
                                                                   -------------
              GAS UTILITIES - 0.4%
     16,390   Laclede Group Inc. .............................           552,179
                                                                   -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
      9,841   Dionex Corp.* ..................................           539,976
                                                                   -------------
              HEALTH CARE PROVIDERS & SERVICES - 0.3%
      9,695   LCA-Vision, Inc. ...............................           422,702
                                                                   -------------
              HOTELS, RESTAURANTS & LEISURE - 3.0%
     18,583   Bob Evans Farms Inc. ...........................           542,066
     32,623   CKE Restaurants, Inc. ..........................           554,917
     11,542   Darden Restaurants, Inc. .......................           484,071
     52,223   International Game Technology ..................         1,868,017
     16,875   Papa John's International, Inc.* ...............           555,188
     50,689   Six Flags, Inc.* ...............................           534,769
                                                                   -------------
                                                                       4,539,028
                                                                   -------------
              HOUSEHOLD DURABLES - 1.7%
     24,201   Blyth, Inc. ....................................           539,198
     60,117   Koninklijke (Royal) Philips Electronics N.V. ...         1,955,005
                                                                   -------------
                                                                       2,494,203
                                                                   -------------
              HOUSEHOLD PRODUCTS - 1.2%
     30,182   The Clorox Company .............................         1,839,593
                                                                   -------------
              INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS - 1.3%
     69,886   Duke Energy Corp. ..............................         1,984,762
                                                                   -------------
              INSURANCE - 1.8%
    121,968   Aegon N.V. .....................................         2,012,472
     13,049   The Hanover Insurance Group, Inc. ..............           632,224
                                                                   -------------
                                                                       2,644,696
                                                                   -------------
              INTERNET  SOFTWARE & SERVICES - 0.7%
     46,552   EarthLink, Inc.* ...............................           461,796
     68,418   RealNetworks, Inc.* ............................           537,765
                                                                   -------------
                                                                         999,561
                                                                   -------------
              IT SERVICES - 2.9%
     57,713   Accenture Ltd., Class A ........................         1,884,907
     74,442   Electronic Data Systems Corp. ..................         1,987,601
     36,318   MPS Group, Inc.* ...............................           549,855
                                                                   -------------
                                                                       4,422,363
                                                                   -------------
              LEISURE EQUIPMENT & PRODUCTS - 0.3%
      9,521   Polaris Industries, Inc. .......................           476,526
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
COMMON STOCKS - CONTINUED

              MACHINERY - 4.8%
     14,725   Astec Industries, Inc.* ........................     $     528,922
     25,712   Caterpillar, Inc. ..............................         1,879,033
     16,233   CLARCOR, Inc. ..................................           549,487
     12,297   Crane Company ..................................           473,312
      5,730   Cummins, Inc. ..................................           620,444
     11,734   Graco, Inc. ....................................           488,956
      6,007   Harsco Corp. ...................................           479,238
     11,736   Nordson Corp. ..................................           585,861
      8,590   Oshkosh Truck Corp. ............................           487,311
     10,383   The Toro Company ...............................           478,968
     11,686   Trinity Industries, Inc. .......................           619,358
                                                                   -------------
                                                                       7,190,890
                                                                   -------------
              MEDIA - 2.9%
     66,826   EchoStar Communications Corp., Class A* ........         1,962,680
    124,023   News Corp., Class A ............................         2,019,094
     54,350   Radio One, Inc., Class D* ......................           453,279
                                                                   -------------
                                                                       4,435,053
                                                                   -------------
              METALS & MINING - 8.0%
     47,700   AK Steel Holding Corp.* ........................           529,470
      9,506   Allegheny Technologies, Inc. ...................           480,148
     19,936   AMCOL International Corp. ......................           550,433
     50,308   BHP Billiton Ltd., Sponsored ADR ...............         1,815,616
     13,077   Commercial Metals Company ......................           592,257
     23,619   Nucor Corp. ....................................         2,032,415
     13,248   Phelps Dodge Corp. .............................         1,828,224
      7,151   Reliance Steel & Aluminum Company ..............           589,171
     19,633   Ryerson Inc. ...................................           495,537
     39,237   Stillwater Mining Company* .....................           510,473
     31,267   Teck Cominco Ltd., Class B .....................         1,954,789
     10,882   United States Steel Corp. ......................           593,069
                                                                   -------------
                                                                      11,971,602
                                                                   -------------
              MULTI-UTILITIES - 0.8%
     24,083   Energy East Corp. ..............................           603,520
     14,804   Wisconsin Energy Corp. .........................           605,039
                                                                   -------------
                                                                       1,208,559
                                                                   -------------
              OIL, GAS & CONSUMABLE FUELS - 13.3%
     19,331   Anadarko Petroleum Corp. .......................         1,916,862
      7,430   Berry Petroleum Company, Class A ...............           501,897
     20,592   Burlington Resources Inc. ......................         1,856,987
      7,422   CONSOL Energy Inc. .............................           475,156
     25,698   EOG Resources, Inc. ............................         1,732,045
     30,718   Exxon Mobil Corp. ..............................         1,823,728
     11,012   Frontier Oil Corp. .............................           509,305
     18,805   Imperial Oil Ltd. ..............................         1,811,298


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
COMMON STOCKS - CONTINUED

              OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
     27,984   Marathon Oil Corp. .............................     $   1,975,670
     21,634   Occidental Petroleum Corp. .....................         1,980,376
     22,064   Petroleo Brasileiro S.A., ADR ..................         1,931,483
     52,573   Shell Canada Ltd. ..............................         1,767,160
     34,022   Talisman Energy Inc. ...........................         1,786,835
                                                                   -------------
                                                                      20,068,802
                                                                   -------------
              PERSONAL PRODUCTS - 2.5%
     66,327   Avon Products, Inc. ............................         1,913,534
     48,796   The Estee Lauder Companies, Class A ............         1,825,946
                                                                   -------------
                                                                       3,739,480
                                                                   -------------
              PHARMACEUTICALS - 1.9%
      7,423   Barr Pharmaceuticals, Inc.* ....................           498,677
     40,487   Forest Laboratories, Inc.* .....................         1,858,353
     31,309   King Pharmaceuticals, Inc.* ....................           508,771
                                                                   -------------
                                                                       2,865,801
                                                                   -------------
              REAL ESTATE (REITS) - 0.8%
     24,277   New Plan Excel Realty Trust ....................           608,139
     13,130   Pennsylvania Real Estate Investment Trust ......           530,452
                                                                   -------------
                                                                       1,138,591
                                                                   -------------
              ROAD & RAIL - 3.0%
     12,717   Arkansas Best Corp. ............................           528,519
     36,396   CSX Corp. ......................................         2,015,610
     39,579   Norfolk Southern Corp. .........................         2,025,653
                                                                   -------------
                                                                       4,569,782
                                                                   -------------
              SEMICONDUCTORS
                 & SEMICONDUCTOR EQUIPMENT - 4.6%
     67,819   Cirrus Logic, Inc.* ............................           514,746
    183,064   Conexant Systems, Inc.* ........................           545,531
     20,009   Intersil Corp., Class A ........................           567,055
     10,804   LAM Research Corp.* ............................           465,652
     40,173   NVIDIA Corp.* ..................................         1,893,353
     20,817   OmniVision Technologies, Inc.* .................           530,834
    184,979   Taiwan Semiconductor Manufacturing
                 Company Ltd., Sponsored ADR .................         1,799,846
     35,521   Teradyn Inc.* ..................................           596,398
                                                                   -------------
                                                                       6,913,415
                                                                   -------------
              SOFTWARE - 2.4%
     46,038   Mentor Graphics Corp.* .........................           517,007
     65,372   Novell, Inc.* ..................................           621,688
     38,760   RSA Security Inc.* .............................           568,997
     36,915   SAP AG, Sponsored ADR ..........................         1,886,357
                                                                   -------------
                                                                       3,594,049
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)


                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                        -------------
COMMON STOCKS - CONTINUED

              SPECIALTY RETAIL - 2.6%
     15,204   Claire's Stores, Inc. ..........................     $     487,136
     14,649   Guess?, Inc.* ..................................           530,147
     12,500   The Dress Barn, Inc.* ..........................           539,750
      9,162   The Sherwin-Williams Company ...................           417,329
     76,150   The TJX Companies, Inc. ........................         1,864,914
                                                                   -------------
                                                                       3,839,276
                                                                   -------------
              TEXTILES, APPAREL & LUXURY GOODS - 2.0%
     10,030   Gildan Activewear Inc.* ........................           500,798
     21,937   Nike Inc., Class B .............................         1,903,694
     15,208   Phillips-Van Heusen Corp. ......................           539,884
                                                                   -------------
                                                                       2,944,376
                                                                   -------------
              TOBACCO - 0.3%
     12,908   Universal Corp. ................................           524,968
                                                                   -------------
              TRADING COMPANIES & DISTRIBUTORS - 0.3%
     10,640   MSC Industrial Direct Company, Inc., Class A ...           504,017
                                                                   -------------
              WIRELESS TELECOMMUNICATION SERVICES - 1.3%
     62,677   American Tower Corp., Class A* .................         1,995,009
                                                                   -------------

              TOTAL COMMON STOCKS ............................       149,757,899
                                                                   -------------
              (Cost $141,316,272)


              TOTAL INVESTMENTS - 99.4% ......................       149,757,899
              (Cost $141,316,272)**

              NET OTHER ASSETS & LIABILITIES - 0.6% ..........           843,914
                                                                   -------------
              NET ASSETS - 100.0% ............................     $ 150,601,813
                                                                   =============
---------------------------------------------
       *    Non-income producing security.

      ** Aggregate cost for federal income tax and financial reporting purposes.

     ADR    American Depository Receipt

     REIT   Real Estate Investment Trust


Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                                FEBRUARY 28, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,313,913 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,872,286.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
             -------------------------------------------------------------------


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*   /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and Chief Accounting Officer
                            (principal financial officer)

Date     APRIL 27, 2006
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* Print the name and title of each signing officer under his or her signature.